Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of fair value assumption - Unique Logistics International, Inc. [Member] - USD ($) $ in Millions	9 Months Ended
	Feb. 28, 2023	May 31, 2022	May 31, 2021
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of fair value assumption [Line Items]
Estimated capital raise (in Dollars)		$ 39.0
Estimated value of common stock (in Dollars per share)
Estimated time to financing event	3 months	6 months
Measurement Input, Risk Free Interest Rate [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of fair value assumption [Line Items]
Risk-free interest rate	5.00%	1.60%	0.70%
Measurement Input Probability Of Capital Raise Rate [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of fair value assumption [Line Items]
Probability of financing event or capital raise	90.00%	50.00%